Financial Instrument Risk Management - Mortgages and Loans by Geographic Location and Type (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 168,785	$ 152,785
Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,428	16,225
Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,518	31,997
Total
Disclosure of detailed information about financial instruments [line items]
Financial assets	49,946	48,222
Retail | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,710	3,902
Office | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,481	3,922
Multi-family residential | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,631	5,691
Industrial and land | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,945	1,898
Other | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	661	812
Canada | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,119	9,310
Canada | Mortgages: | Canada Mortgage And Housing Corporation
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,008	3,966
Canada | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,107	13,249
Canada | Total
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,226	22,559
Canada | Retail | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,963	1,981
Canada | Office | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,635	1,854
Canada | Multi-family residential | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,950	3,900
Canada | Industrial and land | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	996	861
Canada | Other | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	575	714
United States | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,309	6,915
United States | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,773	11,994
United States | Total
Disclosure of detailed information about financial instruments [line items]
Financial assets	20,082	18,909
United States | Retail | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,747	1,921
United States | Office | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,846	2,068
United States | Multi-family residential | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,681	1,791
United States | Industrial and land | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	949	1,037
United States | Other | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	86	98
United Kingdom | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,798	3,297
United Kingdom | Total
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,798	3,297
United Kingdom | Retail | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Office | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Multi-family residential | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Industrial and land | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Other | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,840	3,457
Other countries | Total
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,840	3,457
Other countries | Retail | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Office | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Multi-family residential | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Industrial and land | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Other | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0	$ 0